Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Acquisitions through business combinations, other provisions	$ 2.4
Provision for decommissioning, restoration and rehabilitation costs [member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	39.6	$ 37.2
Reclamation expenditures	(0.1)	(0.3)
Accretion expense	2.6	2.1
Revisions to expected discounted cash flows	0.1	0.6
Ending balance	$ 44.6	$ 39.6